Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies
Contingencies

32Contingencies

(a)	The commitment of tax payments

On October 13, 2020, Mingyou Industrial Investment (Guangzhou) Co., Ltd. (“Mingyou”), being a subsidiary of the Group’s equity-accounted investee prior to October 27, 2021 and a subsidiary of the Group since October 27, 2021, was set up to acquire the land use right of a parcel of land and to establish a new headquarters building for the Group in a district in Guangzhou, the PRC. In connection with the acquisition of the land use right and the construction of new headquarter building by Mingyou, on November 26, 2020, Miniso (Guangzhou) Co., Ltd. (“MINISO Guangzhou”) entered into a letter of intent (“the Letter”) with the local government of that district, whereby MINISO Guangzhou committed to the local government that the aggregate amount of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou would be no less than RMB965,000,000 for a five-year period starting from January 1, 2021, with RMB160,000,000 for 2021, RMB175,000,000 for 2022, RMB190,000,000 for 2023, RMB210,000,000 for 2024 and RMB230,000,000 for 2025. If the above entities fail to meet such commitment, MINISO Guangzhou will be liable to compensate the shortfall.

The above entities had met the commitments for the calendar years of 2021, 2022, 2023, 2024 and 2025. Therefore, MINISO Guangzhou was not required to make any compensation to the local government. As such, no provision has been made in respect of this matter as at December 31, 2025.

(b)	Securities class action

In August 2022, a putative federal securities class action was filed against the Company and certain officers and directors, alleging that the Company made misleading misstatements or omissions regarding its business operations and financials in violation of the Securities Act of 1933 and the Securities Exchange Act of 1934. The action is captioned In re MINISO Group Holding Limited Securities Litigation, 1:22-cv-09864 (S.D.N.Y.). Lead plaintiff was appointed in November 2022 and filed the operative complaint to the court. The company and other defendants filed a motion to dismiss the complaint, and the motion was granted by the court in February 2024, with leave to amend. Plaintiffs filed a motion for reconsideration of the court’s decision, which was rejected by the court. Plaintiffs filed a further amended complaint on April 30, 2025. The Company and other defendants filed a motion to dismiss that complaint, which was granted by the court on March 31, 2026, with prejudice. Plaintiffs have until May 1, 2026 to file a notice to appeal the court decision. As at December 31, 2025, the directors and the Group’s litigation counsel were still unable to assess the outcome of the action or reliably estimate the potential losses, if any.